Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Equity [Abstract]
Unrealized loss on cash flow hedges, Gross Amount	$ (39)	$ (62)
Changes in retirement plans' funded status, Gross Amount	44	14
Foreign currency translation, Gross Amount	(5)	55
Share of other comprehensive loss of entities using the equity method, Gross Amount	(28)	(4)
Other comprehensive income (loss), Gross Amount	(28)	3
Unrealized loss on cash flow hedges, Income Taxes	0	20
Changes in retirement plans' funded status, Income Taxes	(6)	(3)
Foreign currency translation, Income Taxes	0
Share of other comprehensive loss of entities using the equity method, Income Taxes	0
Other comprehensive income (loss), Income Taxes	(6)	17
Unrealized loss on cash flow hedges, Net Amount	(39)	(42)
Changes in retirement plans’ funded status	38	11
Foreign currency translation, Net Amount	(5)	55
Share of other comprehensive loss of entities using the equity method, Net Amount	(28)	(4)
Other comprehensive (loss) income, net of tax	$ (34)	$ 20